CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 8,185	$ (18,772)
Adjustments to reconcile net income (loss) to total cash flows provided by (used in) operating activities:
Depreciation of vessels and equipment	19,067	18,974
Amortization of dry docking	1,368	1,989
Expenditure for dry docking	(3,186)	(3,909)
Debt issuance expense amortization	1,375	1,491
Financial loss on extinguishment of debt	3,785	0
Net losses from investments in affiliates	319	666
Allowance for doubtful accounts	958	0
Share - based compensation	131	580
Gain on sale of assets	0	(3,557)
Other	304	144
(Increase) decrease in assets:
Accounts receivable	(11,425)	(10,884)
Other receivables, operating supplies and inventories and prepaid expenses	(7,273)	(2,926)
Other	77	(991)
Increase (decrease) in liabilities:
Accounts payable	(497)	7,175
Customer advances	1,298	8,736
Other payables	(3,312)	(2,013)
Net cash flows (used in) provided by operating activities	11,174	(3,297)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment ($7,521 in 2013 for barges built, sold and leased-back)	(20,503)	(27,339)
Proceeds from disposal of assets, net ($9,300 in 2013 for barges sold and leased-back)	9,300	5,562
Other investing activities	0	(175)
Net cash (used) in investing activities	(11,203)	(21,952)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt	(17,832)	(10,321)
Early repayment of long-term financial debt	(31,200)	(1,849)
Prepayment of 2017 Senior Convertible Notes	(80,000)	0
Short-term credit facility repayments	(8,275)	0
Proceeds from 2021 Senior Notes, net of issuance costs	192,618	0
Increase in restricted cash to redeem 2014 Senior Notes	(182,115)	0
Proceeds from long-term financial debt	41,400	18,550
Other financing activities, net	(5,467)	2,900
Net cash (used in) provided by financing activities	(90,871)	9,280
Net increase (decrease) in cash and cash equivalents	(90,900)	(15,969)
Cash and cash equivalents at the beginning of year	222,215	34,096
Cash and cash equivalents at the end of year	$ 131,315	$ 18,127